Acquisitions, Standard Diversified Inc. (Details) $ in Thousands		12 Months Ended
	Jul. 16, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions [Abstract]
Common Stock conversation ratio	0.52095
Total consideration for asset purchase	$ 236,000
Common Stock issued (in shares) | shares	7,934,704
Common Stock issued	$ 234,300		$ 5,292
Common Stock acquired	$ 236,000
Common Stock acquired (in shares) | shares	8,178,918
Common Stock retired (in shares) | shares	244,214
Common Stock retired		$ 1,737
Accumulated Earnings (Deficit) [Member]
Acquisitions [Abstract]
Common Stock issued			$ 0
Common Stock retired	$ 1,700	$ 1,735